Leases - Additional Information (Detail) (USD $)	1 Months Ended			12 Months Ended		1 Months Ended
	Apr. 30, 2013 sqft	Feb. 28, 2013 sqft	Jul. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Jul. 31, 2014 sqft	Oct. 31, 2014 Office	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012	Oct. 31, 2013 sqft	Jun. 30, 2014
Lease Rental Expenses [Line Items]
Leased production equipment			$ 293,000
Capital lease term			24 months
Capital lease monthly payment			13,185
Lease agreement period	24 months	125 months
Lease extension period	24 months	5 years
Rental space	1,172	25,682
Lease rental expense		12,758		500,000	200,000
Rent description				Rent is due and payable on the first day of each month of the lease term.
Amortization of lease incentives				(92,000)	(18,000)
Accumulated amortization of asset				43,000
Harvard Investment Company [Member]
Lease Rental Expenses [Line Items]
Lease agreement period						36 months
Lease extension period						3 years
Rental space						6,370
Lease rental expense						25,062
Regus Management Group [Member]
Lease Rental Expenses [Line Items]
Lease agreement period							1 month
Number of offices							9
Grapevine TX [Member]
Lease Rental Expenses [Line Items]
Lease agreement period							5 months
Number of offices							15
University of North Texas Health Science Center [Member]
Lease Rental Expenses [Line Items]
Lease agreement period										12 months
Lease notice period										30 days
Lease extension period								6 months	12 months
Lease, expiration date				Dec. 31, 2014
Renault & Handley Oakmead Solar Joint Venture [Member]
Lease Rental Expenses [Line Items]
Rent description				Rent is due and payable on the first day of each month of the lease term.
Rental rate	95.00%
Sublease [Member]
Lease Rental Expenses [Line Items]
Lease agreement period											38 months 12 days
Lease extension period											36 months
Rental space											19,415
Lease rental expense											15,399
Rent description				Rent is due and payable on the first day of each month of the lease term.
Amortization of lease incentives				92,000	19,000
GL Filtration Ltd [Member]
Lease Rental Expenses [Line Items]
Leased production equipment												600,000
Capital lease term												24 months
Capital lease monthly payment												$ 27,885